Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Provision for (Benefit from) Income Taxes

For the years ended December 31, 2012, 2011, and 2010, the provision for (benefit from) income taxes is comprised of the following:

	2012	2011	2010
Current income tax expense (benefit)
Federal	$(70)	$(70)	$—
State	542	1,277	—
Foreign	31	24	—

Total current income tax provision	503	1,231	—

Deferred income tax provision (benefit):
Federal	37,873	11,429	(24,074)
State	1,106	768	(5,167)

Total deferred income tax provision (benefit)	38,979	12,197	(29,241)

Total income tax provision (benefit)	$39,482	$13,428	$(29,241)

Components of Deferred Income Tax Assets and Liabilities

The components of deferred income tax assets and liabilities as of December 31, 2012 and 2011, are as follows:

	2012	2011
Deferred income tax assets:
Acquisition costs	$22,651	$23,866
Net operating loss	222,702	197,241
Self-insurance	7,912	7,507
Deferred revenue	1,077	3,337
Other	5,736	2,477

Total deferred income tax assets	260,078	234,428

Deferred income tax liabilities:
Property and equipment	(199,836)	(146,002)
Goodwill	(21,028)	(14,030)
Amortization	(11,307)	(8,429)
Other	(4,146)	(3,872)

Total deferred income tax liabilities	(236,317)	(172,333)

Net deferred income tax assets	$23,761	$62,095

Schedule of Reconciliation Between U.S. Federal Statutory Income Tax Rate and Company's Effective Income Tax Provision Rate

The reconciliation between the U.S. federal statutory income tax rate and the Company’s effective income tax provision (benefit) rate for the years ended December 31, 2012, 2011, and 2010, is as follows:

	2012	2011	2010
Income tax rate at federal statutory rates	35.00%	35.00%	35.00%
State taxes, net of federal benefit	1.36	5.57	3.67
Other	(2.59)	0.69	0.47

Income tax rate	33.77%	41.26%	39.14%